Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 10, 2025

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A
To whom it may concern:
Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 117 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 119 under the Investment Company Act of 1940, as amended) (the "Amendment").

The Registrant is filing the Amendment to amend the Principal Focused Blue Chip ETF’s (the “Fund”) status from a non-transparent ETF to a fully transparent ETF.

The Registrant believes that the Amendment is an ideal candidate for selective review pursuant to the guidelines set forth in Investment Company Act Release No. 33-6510 (February 15, 1984). The Registrant hereby requests selective review of the Amendment limited to those items that have been revised in relation to the change in the Fund’s status from a non-transparent ETF to a fully transparent ETF. The Staff has recently reviewed the Registrant's disclosures in other contexts.

Additionally, it is the Registrant’s intent that this filing be a template filing so that we may use template relief for the Principal Real Estate Active Opportunities ETF, if desired. As such, the Registrant will request template relief after receiving comments from the Staff.

The Amendment includes the following: (1) facing page; (2) Part A (Prospectus for the Principal Focused Blue Chip ETF); (2) Part B (a Statement of Additional Information that includes each of the Registrant's series); (4) Part C; and (5) signature pages.

Please call me at 515-878-0460 if you have any questions.
Sincerely,
/s/ Deanna Y. Pellack
Deanna Y. Pellack
Counsel and Secretary, Registrant